OPERATING LEASES (Operating lease related assets and liabilities) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OPERATING LEASES
Right-of-use assets	¥ 11,329	$ 1,755	¥ 9,327
Operating lease liabilities - current	6,360	985	3,710
Operating lease liabilities - non-current	6,257	969	5,807
Total operating lease liabilities	¥ 12,617	$ 1,954	¥ 9,517